Profit per share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Profit per share
Profit per share

Computations of profit per share:

(Dollars in millions except per share data)	2012	2011	2010
Profit for the period (A) [1]	$5,681	$4,928	$2,700
Determination of shares (in millions):
Weighted average number of common shares outstanding (B)	652.6	645.0	631.5
Shares issuable on exercise of stock awards, net of shares assumed to be purchased out of proceeds at average market price	17.0	21.1	18.9
Average common shares outstanding for fully diluted computation (C)	669.6	666.1	650.4
Profit per share of common stock:
Assuming no dilution (A/B)	$8.71	$7.64	$4.28
Assuming full dilution (A/C)	$8.48	$7.40	$4.15
Shares outstanding as of December 31 (in millions)	655.0	647.5	638.8

[1]	Profit attributable to common stockholders.

SARs and stock options to purchase 6,066,777, 2,902,533 and 5,228,763 common shares were outstanding in 2012, 2011 and 2010, respectively, but were not included in the computation of diluted earnings per share because the effect would have been antidilutive.